Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued Expenses consist of the following:

	December 31,	December 31,
	2014	2013

Commission payable-the junket agents	$8,886,601	$13,806,535
Management fee payable-related party (Note 14)	573,897	619,042
Management and Directors' compensation	562,139	633,385
Accrued listing expenses	765,417	-
Others	894,599	642,794

	$11,682,653	$15,701,756